Restructuring Costs and Similar Items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Analysis of income and expense [abstract]
Employee-related expenses	€ 72	€ 642	€ 690
Charges, gains or losses on assets	65	62	149
Compensation for early termination of contracts (other than contracts of employment)	10	11	40
Decontamination costs	0	0	(2)
Other restructuring costs	180	43	187
Total	€ 327	€ 758	€ 1,064